OPERATING COSTS AND EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
OPERATING COSTS AND EXPENSES
Schedule of components of operating expenses

	3/31/2022			3/31/2021
	Costs	Expenses	Total	Costs	Expenses	Total

Personnel	(663,435)	(519,246)	(1,182,681)	(546,241)	(700,628)	(1,246,869)
Material	(45,835)	(10,376)	(56,211)	(52,422)	(7,493)	(59,915)
Services	(226,080)	(197,239)	(423,319)	(184,871)	(193,975)	(378,846)
Energy purchased for resale	(482,958)	—	(482,958)	(499,316)	—	(499,316)
Charges for use of the electrical grid	(621,119)	—	(621,119)	(455,668)	—	(455,668)
Fuel for production of electricity energy	(768,250)	—	(768,250)	(537,337)	—	(537,337)
Construction	(195,256)	—	(195,256)	(148,568)	—	(148,568)
Depreciation and amortization	(603,554)	(41,591)	(645,145)	(417,359)	(40,741)	(458,100)
Donations and contributions	—	(47,068)	(47,068)	—	(38,738)	(38,738)
Operational Provisions/Reversals (31.1)	—	(2,070,442)	(2,070,442)	(6,097)	(1,098,912)	(1,105,009)
Others	(88,390)	(166,900)	(255,290)	(90,728)	(219,131)	(309,859)
Total	(3,694,877)	(3,052,862)	(6,747,739)	(2,938,607)	(2,299,618)	(5,238,225)

Schedule of operating provisions and (reversals)

	3/31/2022	3/31/2021
Contingencies	(671,329)	(932,191)
Provision for losses o investments	(15,904)	(15,034)
(Provision)/Reversal for Implementation of Shares - Compulsory Loan	(10,854)	6,570
ECL - Financing and loans	(363,582)	(10,524)
ECL - Consumers and resellers (a)	(896,391)	(88,870)
Provision for ANEEL - CCC	—	(30,808)
Provision for short liabilities	(23,324)	—
Guarantees	3,042	17,992
Provision for actuarial liabilities	(27,176)	(13,823)
Candiota III power plant - coal	—	(6,097)
GAG improvement	(75,112)	(51,096)
Others	10,188	18,872
	(2,070,442)	(1,105,009)

(a)	As of March 31, 2022, the Company presented a balance of R$ 2,542,341 (R$1,668,710 as of December 31, 2021) of ECL. Of the final loss provision of R$ 929,640, the amount of R$ 886,257 corresponds to Amazonas Energia. This is due to the increases in the customer’s default rate and the adjustment of the provision aims to adequately reflect the observed increase in risk. Since the customer defaulted during the quarter, the four ICDs were fully provisioned. For further details, see Explanatory Note 8.